Schedule of Annual Maturities of Long-Term Debt (Detail) $ in Millions	Jan. 02, 2016 USD ($)
Debt Disclosure [Abstract]
2016	$ 16.9
2017	28.2
2018	28.2
2019	45.1
2020	701.5
Thereafter	$ 0.1